Disposal of assets and other transactions (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Cash received	$ 624
Cash in subsidiary before losing control	(44)
Net Proceeds	580
Gaspetro M [Member]
IfrsStatementLineItems [Line Items]
Cash received	391
Cash in subsidiary before losing control	(22)
Net Proceeds	369
R E M A N [Member]
IfrsStatementLineItems [Line Items]
Cash received	233
Cash in subsidiary before losing control	(22)
Net Proceeds	$ 211